Share based payment - Summary of Expense Recognised For Employee Services Received during the Year (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Expense from share-based payment transactions [abstract]
Expense arising from equity-settled share-based payment transactions	₨ 2,517	₨ 189	₨ 206
Expense arising from repurchases vested stock options		31
Expense arising from cash settled share based payments transactions	422	102
Total expense arising from share-based payment transactions	₨ 2,939	₨ 322	₨ 206